OTHER (GAINS) AND LOSSES (Tables)	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Schedule of other gains and losses

	2025	2024
Impairment of technology and other non-financial assets	$—	$35.7
Net gain on foreign currency exchange differences	(1.4)	(2.4)
Remeasurement of royalty obligations	(2.9)	(6.1)
Settlement gain on annuity purchase transaction (Note 22)	—	(5.2)
Gain on disposal of property, plant and equipment	(6.4)	—
Other	(2.6)	5.9
Other (gains) and losses	$(13.3)	$27.9